Segment and geographic information (Schedule of Long Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long lived assets	$ 18,282	$ 21,876
Israel
Segment Reporting Information [Line Items]
Long lived assets	16,175	18,733
U.S. and other
Segment Reporting Information [Line Items]
Long lived assets	$ 2,107	$ 3,143